Borrowing and onlending (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowing and onlending	R$ 87,649	R$ 36,448
Other borrowings	61,214	6,078
Caixa Economica Federal
Disclosure of detailed information about borrowings [line items]
Borrowing and onlending	R$ 20,868	22,231
Caixa Economica Federal | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%
Caixa Economica Federal | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
BNDES
Disclosure of detailed information about borrowings [line items]
Borrowing and onlending	R$ 5,567	R$ 8,139
Borrowings, interest rate	6.87%